Transactions with Related Parties	6 Months Ended
Sep. 30, 2014
Transactions with Related Parties
Transactions with Related Parties

3. Transactions with Related Parties

We outsourced the technical and commercial management of our vessels to Dorian (Hellas), S.A. (“Dorian Hellas” or the “Manager”), a related party, through June 30, 2014, pursuant to management agreements entered into by each vessel owning subsidiary on July 26, 2013, as amended. Management fees related to these agreements for the six months ended September 30, 2014 amounted to $1.1 million and are presented in Management fees-related party. There were no management fees related to these agreements for the three months ended September 30, 2014. The amounts due to/from related parties represent amounts due to/from the Manager relating to payments made by the Manager on our behalf relating to vessels operations, fees due to the Manager for services rendered, net of amounts transferred to the Manager.

Additionally, a fixed monthly fee of $15,000 per hull was payable to the Manager for pre-delivery services provided during the period from July 29, 2013 until the date of delivery of each newbuilding. Management fees related to the pre-delivery services for the six months ended September 30, 2014 amounted to $0.9 million. There were no management fees related to pre-delivery services for the three months ended September 30, 2014.

As of July 1, 2014, vessel management services and the associated agreements for our fleet were transferred from the Manager and are now provided through our wholly owned subsidiaries Dorian LPG (USA) LLC, Dorian LPG (UK) Ltd and Dorian LPG Management Corp.